Investment Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investment Income [Line Items]
Dividend income	€ 80	€ 87	€ 63
Equity securities [member]
Disclosure of Investment Income [Line Items]
Realised gains/losses on disposal of equity securities	€ 48	236	€ 67
Visa europe limited [member] | Equity securities [member]
Disclosure of Investment Income [Line Items]
Realised gains/losses on disposal of equity securities		163
Business combinations [member]
Disclosure of Investment Income [Line Items]
Dividend income		€ 16